CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of cash flows [abstract]
Net income		$ 2,754,173		$ 2,954,947		$ 2,608,898
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		433,033		482,902		481,558
Equity method	[2]	(253,602)	[1]	(60,254)	[3]	(122,477)
Deferred tax expense		193,568		457,611		296,535
Credit impairment charges on loans and advances and financial leases		3,879,559		3,248,517		2,190,333
Credit impairment charges (recovery) on off balance sheet credit instruments		(6,854)		92,453		26,254
Gain on sales on assets held for sale and inventories		(40,600)		(60,294)		(8,453)
Gains on sale of mortgage loans and other assets		0		0		(2,247)
Valuation gain on investment securities		(736,075)		(721,984)		(478,387)
(Gain) loss on sale of investment in subsidiary		2,700		(260,279)		18,643
Valuation (gain) losses on derivative contracts		39,750		(159,422)		(558,972)
Wealth tax (expenses)		51,220		146,931		162,302
Income tax (expenses)		1,045,030		821,796		351,648
Other non-cash ítems		202,829		(1,170)		(45,408)
Net interest		(9,919,699)		(9,389,915)		(7,140,043)
Change in operating assets and liabilities:
Decrease in derivative financial instruments		135,595		263,966		64,456
Decrease (increase) in accounts receivable		338,211		263,871		(680,752)
Increase in loans and advances to customers and financial institutions		(11,266,789)		(10,853,224)		(15,036,979)
Increase in other assets		(23,083)		(47,200)		(465,403)
(Decrease) increase in accounts payable		(629,990)		445,570		(359,628)
Increase in other liabilities		189,655		263,729		535,817
Increase in deposits by customers		8,456,681		5,117,996		9,797,802
Decrease in estimated liabilities and provisions		(16,608)		(56,741)		(7,842)
Net changes in investment securities recognized at fair value through profit or loss		(1,599,641)		1,485,514		1,729,280
Proceeds from sales of assets held for sale		331,645		272,830		185,777
Wealth tax paid		(51,220)		(146,931)		(162,302)
Income tax paid		(199,127)		(192,045)		(159,795)
Dividend received		80,651		90,569		192,911
Interest received		15,347,265		14,370,840		12,214,438
Interest paid		(5,798,689)		(5,229,165)		(3,771,238)
Net cash provided by operating activities		2,939,588		3,601,418		1,856,726
Cash flows from investment activities:
Purchases of debt securities at amortized cost		(3,122,872)		(2,077,078)		(1,768,079)
Proceeds from maturities of debt securities at amortized cost		2,167,450		2,365,976		1,713,200
Purchase of Grupo Agromercantil Holding, net of cash acquired		0		0		783,803
Purchases of equity instruments and interests in associates and joint ventures		(305,650)		(487,782)		(9,602)
Proceeds from equity instruments and interests in associates and joint ventures		7,479		53,488		229,488
Restitution of associates' capital contributions		2,495		0		0
Purchases of premises and equipment and investment properties		(1,132,015)		(1,082,522)		(961,827)
Proceeds from sales of premises and equipment and investment properties		568,744		552,471		289,721
Net cash outflow from sales of investments in subsidiaries		0		(219,218)	[4]	(248)
Net cash outflow from liquidation of investments in subsidiaries		(1,534)	[5]	(93)		0
Purchase of other long-term assets		(92,177)		(132,869)		(134,471)
Net cash (used in) provided by investing activities		(1,908,080)		(1,027,627)		141,985
Cash flows from financing activities:
Increase (decrease) in repurchase agreements and other similar secured borrowing		1,313,442		706,341		(898,652)
Proceeds from borrowings from other financial institutions		12,190,496		13,594,292		13,533,749
Repayment of borrowings from other financial institutions		(17,042,665)		(13,744,676)		(13,132,534)
Placement of debt securities in issue	[6]	3,013,426		3,039,485		2,452,213
Payment of debt securities in issue		(1,969,399)		(3,099,039)		(1,372,837)
Redemption of preferred shares by Banistmo		0		0		(28,081)
Dividends paid		(1,126,209)		(840,242)		(785,332)
Net cash used in financing activities	[7]	(3,620,909)		(343,839)		(231,474)
Effect of exchange rate changes on cash and cash equivalents		294,800		(575,284)		3,571,557
(Decrease) increase in cash and cash equivalents		(2,589,401)		2,229,952		1,767,237
Cash and cash equivalents at beginning of year		20,460,245		18,805,577		13,466,783
Cash and cash equivalents at end of year		$ 18,165,644		$ 20,460,245		$ 18,805,577

[1]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	For further information, see note 7 investments in associates and joint ventures
[3]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[4]	Corresponds to the net amount of cash received from the sale of Compañía de Financiamiento TUYA S.A. amounting to COP 9,517 and the balance of cash and cash equivalents held by the company at the transaction date amounting to COP 228,735.
[5]	Corresponds to the net amount of cash received from the liquidation of Leasing Perú S.A. and Fondo de Inversión en Arrendamiento Operativo - Renting Perú amounting to COP 16,838 and COP 3,757, respectively, and the balance of cash and cash equivalents held by the companies at the transaction date amounting to COP 17,903 and COP 4,226, respectively.
[6]	The issuance costs paid by Bancolombia S.A. amounted to USD 15,535. For further information see Note 17. Debt securities in issue.
[7]	For further information about the conciliation of the balances of liabilities from financing activities, see Note 28. Liabilities from financing activities.